Loans from related parties - Additional Information (Details) $ / shares in Units, £ in Thousands	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2024 GBP (£) shares	Dec. 15, 2021 USD ($) shares	Dec. 15, 2021 GBP (£)	Dec. 31, 2025 GBP (£)	Jan. 24, 2025 $ / shares	Dec. 15, 2024	Dec. 15, 2021 GBP (£) shares
Loans from related parties
Share Price | $ / shares						$ 5.6
Convertible senior secured notes
Loans from related parties
Aggregate purchase price			$ 192,000,000	£ 145,000
Convertible senior secured notes | Level 3
Loans from related parties
Carrying Value | £					£ 188,526
Interest paid in cash | Convertible senior secured notes
Loans from related parties
Interest rate							10.00%
Interest paid in-kind and semi-annually in arrears | Convertible senior secured notes
Loans from related parties
Interest rate							12.00%
First half of principal amount | Convertible senior secured notes
Loans from related parties
Conversion rate	363.636
Remaining half of principal amount | Convertible senior secured notes
Loans from related parties
Conversion rate	285.714
Convertible senior secured notes
Loans from related parties
Ordinary shares	47,343,585	47,343,585
Market value per share | $ / shares	$ 7.42
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Loans from related parties
Interest rate			9.00%					9.00%
Convertible senior secured notes | First half of principal amount
Loans from related parties
Conversion price (Per share price) | $ / shares	$ 2.75
Principal amount	$ 130,000,000	£ 104,000
Convertible senior secured notes | Mudrick capital | Interest paid in cash
Loans from related parties
Interest rate	10.00%
Convertible senior secured notes | Mudrick capital | Interest paid in-kind and semi-annually in arrears
Loans from related parties
Interest rate	12.00%
Convertible senior secured notes | Mudrick capital | First half of principal amount
Loans from related parties
Conversion price (Per share price) | $ / shares	$ 2.75
Conversion rate	363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Convertible senior secured notes | Mudrick capital | Remaining half of principal amount
Loans from related parties
Conversion price (Per share price) | $ / shares	$ 3.5
Conversion rate	285.714
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Convertible senior secured notes | Mudrick capital
Loans from related parties
Aggregate purchase price			$ 192,000,000	£ 145,000
Principal amount			$ 200,000,000					£ 151,000
Conversion rate			9.09091					9.09091
Convertible senior secured notes principal amount, per instrument | $			$ 1,000
Convertible senior secured notes | Mudrick capital | Interest paid in cash
Loans from related parties
Interest rate	10.00%
Convertible senior secured notes | Mudrick capital | Interest paid in-kind and semi-annually in arrears
Loans from related parties
Interest rate	12.00%
Convertible senior secured notes | Mudrick capital | First half of principal amount
Loans from related parties
Conversion price (Per share price) | $ / shares	$ 2.75
Conversion rate	363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Convertible senior secured notes | Mudrick capital | Remaining half of principal amount
Loans from related parties
Conversion price (Per share price) | $ / shares	$ 3.5
Conversion rate	285.714
Convertible senior secured notes principal amount, per instrument | $	$ 1,000